PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of the net benefit costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension defined benefit plans
Employee costs:
Service costs	$ 30.4	$ 36.4	$ 33.9
Plan amendments, administrative fees and other	4.4	3.7	3.0
Interest on net defined benefit liability	4.2	3.4	2.9
Net benefit costs (gain)	39.0	43.5	39.8
Postretirement defined benefit plans
Employee costs:
Service costs	2.3	2.1	1.9
Plan amendments, administrative fees and other	(23.2)
Interest on net defined benefit liability	2.6	2.8	2.9
Net benefit costs (gain)	$ (18.3)	$ 4.9	$ 4.8